Offerings - Offering: 1	Aug. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	1.86
Maximum Aggregate Offering Price	$ 2,790,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 385.30
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's shares of common stock, $0.0001 par value per share, that become issuable under the ZeroStack Corp. 2022 Incentive Compensation Plan, as amended on June 6, 2023, August 14, 2024, June 30, 2025, December 19, 2025 and July 20, 2026 (the "Plan"), by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. Represents shares of common stock of the Registrant available for future issuance under the Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future issuance under the Plan are based on the average of the high and the low price of the Registrant's shares of common stock as reported on the Nasdaq Capital Market on August 24, 2026.